Concentrations and Risks (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Proceeds from convertible debt	$ 2,890,080	$ 1,634,500
Reimbursement on goods and service tax receivable percentage	100.00%	100.00%
Lender One [Member]
Proceeds from convertible debt	$ 1,577,018
Convertible debt, percentage	55.00%
Lender Two [Member]
Proceeds from convertible debt	$ 951,900
Convertible debt, percentage	33.00%